UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Quest Global Advisors
                                 Address: 10 Wilsey Square, Suite 200
                                          Ridgewood, NJ 07450




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  James Doolin
Title: Partner
Phone: 201-670-6700

Signature,                               Place,             and Date of Signing:


/s/  James Doolin			Ridgewood, NJ       May 12th, 2011
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:   $27,649 (thousands)

FORM 13F INFORMATION TABLE


COLUMN 1			COLUMN  2		COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
----------------------		---------		---------	--------	------------------------	--------	-------		-----------------------
                              	TITLE OF        	          	VALUE 		SHARES/  	SH/ PUT/ 	INVSTMT 	OTHER   	VOTING 	AUTHORITY
    NAME OF ISSUER             	CLASS           	CUSIP   	x$1000 		PRN AMT  	PRN CALL 	DSCRETN 	MNGRS  		SOLE    SHARED	NONE
-----------------------      	---------       	--------- 	--------	-------- 	--- ---- 	-------- 	------- 	------- ------	-------
AGCO CORP			NOTE 1.250%12/1		001084AM4	5,915m		4000000		PRN		SOLE		NONE		4000000
E M C CORP MASS			NOTE 1.750%12/0		268648AK8	1,655m		1000000		PRN		SOLE		NONE		1000000
METLIFE INC			UNIT 99/99/9999		59156R116	2,546m		30000000	PRN		SOLE		NONE		30000000
ST MARY LD & EXPL CO		NOTE 3.500% 4/0		792228AD0	3,578m		2500000		PRN		SOLE		NONE		2500000
SAVIENT PHARMACEUTICALS INC	NOTE 4.750% 2/0		80517QAA8	4,104m		3500000		PRN		SOLE		NONE		3500000
SESI L L C			FRNT 1.500%12/1		78412FAH7	3,180m		3000000		PRN		SOLE		NONE		3000000
STANLEY WKS			FRNT 5/1		854616AM1	4,978m		4000000		PRN		SOLE		NONE		4000000
PROSHARES TR			PSHS ULSHT 7-10Y	74347R313	1,693m		40000		PRN		SOLE		NONE		40000

